Equity (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital
Changes in the Group's equity were as follows:

	Quantity		In US$ (thousands)
	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2024	467,976,748	1,642,233,575	(21,168)	(3,615,187)
Conversion of Class B to Class A	1,592,341,000	(1,592,341,000)	—	—
Equity-settled share-based payment	144,249	—	(1)	(6,774)
Balance as of June 30, 2024	2,060,461,997	49,892,575	(21,169)	(3,621,961)

Balance as of January 1, 2025	2,060,461,997	49,892,575	(21,169)	(3,625,027)
Securities Purchase Agreement	—	—	—	(200,000)
Equity-settled share-based payment	8,937,392	—	(89)	(5,406)
Related party capital contribution[1]	—	—	—	(15,265)
Balance as of June 30, 2025	2,069,399,389	49,892,575	(21,258)	(3,845,698)
1 - Refer to Note 17 - Related party transactions for further information.